Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Disclosure Of Voluntary Change In Accounting Policy [Abstract]
Basis of preparation
(1)	Basis of preparation
A.	Compliance with IFRS

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”), which collective term includes all applicable individual IFRSs, International Accounting Standards (“IASs”) issued by the International Accounting Standards Board (“IASB”) and Interpretations issued by the International Financial Reporting Interpretations Committee (“IFRIC”) of the IASB.

B.	Historical cost convention

Except for defined benefit liabilities recognized based on the net amount of pension fund assets less present value of defined benefit obligation, these consolidated financial statements have been prepared under the historical cost convention.

The preparation requires the use of certain critical accounting estimates and also requires management to exercise its judgement in the process of applying the accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 5.

C.

In adopting IFRS 9 and IFRS 15 effective January 1, 2018, the Group elected to apply the modified retrospective approach whereby the cumulative impact of the adoption was recognized as retained earnings or other equity as of January 1, 2018 and the financial statements for each of the two years in the period ended December 31, 2017 were not restated. The financial statements for the years ended December 31, 2016 and 2017 were prepared in compliance with International Accounting Standard 39 (‘IAS 39’), International Accounting Standard 11 (‘IAS 11’), International Accounting Standard 18 (‘IAS 18’) and related financial reporting interpretations. Please refer to Notes 12(4) and (5) for details of significant accounting policies.

Basis of consolidation
(2)	Basis of consolidation
A.	Basis for preparation of consolidated financial statements:
(a)

All subsidiaries are included in the Group’s consolidated financial statements. Subsidiaries are all entities (including structured entities) controlled by the Group. The Group controls an entity when the Group is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.  Consolidation of subsidiaries begins from the date the Group obtains control of the subsidiaries and ceases when the Group loses control of the subsidiaries.

(b)

Inter-company transactions, balances and unrealized gains or losses on transactions between companies within the Group are eliminated. Accounting policies of subsidiaries have been adjusted where necessary to ensure consistency with the policies adopted by the Group.

B.	Subsidiaries included in the consolidated financial statements:

			Ownership (%)
Name of Investor	Name of Subsidiary	Main Business Activities	December 31, 2017	December 31, 2018
Taiwan Liposome Company, Ltd.	TLC Biopharmaceuticals, Inc.	Research on new anti-cancer drugs and biotechnology services	100	100
Taiwan Liposome Company, Ltd.	TLC Biopharmaceuticals B.V.	Technical authorization and product development	100	100
Taiwan Liposome Company, Ltd.	TLC Biopharmaceuticals, (H.K.) Limited	Biotechnology services and reinvestment	100	100
Taiwan Liposome Company, Ltd.	TLC Biopharmaceuticals Pty Ltd.	Technical authorization and product development	100	100
Taiwan Liposome Company, Ltd.	TLC Biopharmaceuticals, Japan Co., Ltd.	Technical authorization and product development	100	100
TLC Biopharmaceuticals, (H.K.) Limited	TLC Biopharmaceuticals, (Shanghai) Limited	Consulting and technical service of medication	100	100

C.	Subsidiaries not included in the consolidated financial statements: None.
D.	Adjustments for subsidiaries with different balance sheet dates: None.
E.	Significant restrictions: None.
F.	Subsidiaries that have non-controlling interests that are material to the Group: None.

Foreign currency translation
(3)	Foreign currency translation

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in New Taiwan dollars, which is the Company’s functional and the Group’s presentation currency.

A.	Foreign currency transactions and balances
(a)

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions are recognized in profit or loss in the period in which they arise.

(b)

Monetary assets and liabilities denominated in foreign currencies at the period end are re-translated at the exchange rates prevailing at the balance sheet date. Exchange differences arising upon re-translation at the balance sheet date are recognized in profit or loss.

(c)	All other foreign exchange gains and losses are presented in the statement of comprehensive income within other gains and losses.
B.	Translation of foreign operations

The operating results and financial position of all the group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(a)	Assets and liabilities for each balance sheet presented are translated at the closing exchange rate at the date of that balance sheet;
(b)	Income and expenses for each statement of comprehensive income are translated at average exchange rates of that period; and
(c)	All resulting exchange differences are recognized in other comprehensive income.

Classification of current and non-current items
(4)	Classification of current and non-current items
A.	Assets that meet one of the following criteria are classified as current assets:
(a)	Assets arising from operating activities that are expected to be realized, or are intended to be sold or consumed within the normal operating cycle;
(b)	Assets held mainly for trading purposes;
(c)	Assets that are expected to be realized within twelve months from the balance sheet date;
(d)	Cash and cash equivalents, excluding restricted cash and cash equivalents and those that are to be exchanged or used to pay off liabilities more than twelve months after the balance sheet date.
B.	Liabilities that meet one of the following criteria are classified as current liabilities:
(a)	Liabilities that are expected to be paid off within the normal operating cycle;
(b)	Liabilities arising mainly from trading activities;
(c)	Liabilities that are to be paid off within twelve months from the balance sheet date;
(d)

Liabilities for which the repayment date cannot be extended unconditionally to more than twelve months after the balance sheet date. Terms of a liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification.

Assets and liabilities that are not classified as current are non-current assets and liabilities, respectively.

Cash equivalents
(5)	Cash equivalents

Cash equivalents refer to short-term, highly liquid investments that are readily convertible to known amounts of cash,  and are subject to an insignificant risk of changes in value, and have a short maturity of generally within three months when acquired.. Time deposits that meet the definition above and are held for the purpose of meeting short-term cash commitments in operations are classified as cash equivalents.

Accounts receivable
(6)	Accounts receivable
A.	In accordance with contracts, accounts receivable entitle the Group a legal right to receive consideration in exchange for transferred goods or rendered services.
B.	The short-term accounts receivable not bearing interest are measured at initial invoice amount as the effect of discounting is immaterial.

Impairment of financial assets
(7)	Impairment of financial assets

For financial assets at amortized cost including accounts receivable or contract assets that have a significant financing component, at each reporting date, the Group recognizes the impairment provision for 12 months expected credit losses if there has not been a significant increase in credit risk since initial recognition or recognizes the impairment provision for the lifetime expected credit losses (“ECLs”) if such credit risk has increased since initial recognition after taking into consideration all reasonable and verifiable information that includes forecasts. On the other hand, for accounts receivable or contract assets that do not contain a significant financing component, the Group recognizes the impairment provision for lifetime ECLs.

Derecognition of financial assets
(8)	Derecognition of financial assets

The Group derecognizes a financial asset when one of the following conditions is met:

A.	The contractual rights to receive the cash flows from the financial asset expire.
B.	The contractual rights to receive cash flows of the financial asset have been transferred and the Group has transferred substantially all risks and rewards of ownership of the financial asset.
C.	The contractual rights to receive cash flows of the financial asset have been transferred and the Group has not retained control of the financial asset.

Property, plant and equipment
(9)	Property, plant and equipment
A.	Property, plant and equipment are initially recorded at cost. Borrowing costs incurred during the construction period are capitalized.
B.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be reliably measured. The carrying amount of the replaced component is derecognized. All other repairs and maintenance are charged to profit or loss as incurred.

C.

Land is not depreciated. The cost model is applied to other property, plant and equipment which is depreciated on a straight-line basis. Each component of an item of property, plant, and equipment with a cost that is significant in relation to the total cost of the item is depreciated separately.

D.

The assets’ residual values, useful lives and depreciation methods are reviewed, and adjusted if appropriate, at each financial year-end or earlier if events and circumstances warrant. If expectations for the assets’ residual values and useful lives differ from previous estimates or the patterns of consumption of the assets’ future economic benefits embodied in the assets have changed significantly, any change is accounted for as a change in estimate under IAS 8, ‘Accounting Policies, Changes in Accounting Estimates and Errors’, from the date of the change. The estimated useful lives of property, plant and equipment are as follows:

Buildings	44 years
Testing equipment	3 years ~ 8 years
Office equipment	3 years ~ 5 years
Leasehold assets	5 years ~ 10 years
Leasehold improvements	1 years ~ 5 years

Leased assets / lessee
(10)	Leased assets/ lessee
A.	Based on the terms of a lease contract, a lease is classified as a finance lease if the Group assumes substantially all the risks and rewards incidental to ownership of the leased asset.
(a)	A finance lease is recognized as an asset and a liability at the lease’s commencement at the lower of the fair value of the leased asset or the present value of the minimum lease payments.
(b)

The minimum lease payments are apportioned between the finance charges and the reduction of the outstanding liability. The finance charges are allocated to each period over the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

(c)

Property, plant and equipment held under finance leases are depreciated over their estimated useful lives. If there is no reasonable certainty that the Group will obtain ownership at the end of the lease, the asset shall be depreciated over the shorter of the lease term and its useful life.

B.	Payments made under an operating lease (net of any incentives received from the lessor) are recognized in profit or loss on a straight-line basis over the lease term.

Intangible assets
(11)	Intangible assets
A.	Professional technology, mainly patents and technology knowledge, which the Group acquired from third parties, is stated at cost and amortized on a straight-line basis over 10 years.
B.	Computer software is stated at cost and amortized on a straight-line basis over its contract terms of 1 to 4 years.

Impairment of non-financial assets
(12)	Impairment of non-financial assets

The Group assesses at each balance sheet date the recoverable amounts of those assets where there is an indication of impairment. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell or value in use. When the circumstances or reasons for recognizing impairment loss for an asset in prior years no longer exist or diminish, the impairment loss is reversed. The increased carrying amount due to reversal should not be more than what the depreciated or amortized historical cost would have been if the impairment had not been recognized.

Borrowings
(13)	Borrowings

Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in profit or loss over the period of the borrowings using the effective interest method.

Derecognition of financial liabilities
(14)	Derecognition of financial liabilities

A financial liability (or a part of a financial liability) is derecognized when the obligation specified in the contract is either discharged or cancelled or expires.

Provisions
(15)	Provisions

Decommissioning provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, and it is probable that an outflow of economic resources will be required to settle the obligation and the amount of the obligation can be reliably estimated. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation on the balance sheet date, which is discounted using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the obligation. When discounting is used, the increase in the provision due to passage of time is recognized as interest expense. Provisions are not recognized for future operating losses.

Employee benefits
(16)	Employee benefits
A.	Short-term employee benefits

Short-term employee benefits are measured at the undiscounted amount of the benefits expected to be paid in respect of service rendered by employees in a period and should be recognized as expenses in that period when the employees render service.

B.	Pensions
(a)	Defined contribution plans

For defined contribution plans, the contributions are recognized as pension expensen on an accrual basis. Prepaid contributions are recognized as an asset to the extent of a cash refund or a reduction in the future payments.

(b)	Defined benefit plans
i.

Net obligation under a defined benefit plan is defined as the present value of an amount of pension benefits that employees will receive on retirement for their services with the Group in current period or prior periods. The liability recognized is the present value of the defined benefit obligation at the balance sheet date less the fair value of plan assets. The defined benefit net obligation is calculated annually by independent actuaries using the projected unit credit method. The rate used to discount is determined by using interest rates of government bonds (at the balance sheet date) of a currency and term consistent with those of the employment benefit obligations.

ii.	Remeasurements arising on defined benefit plans are recognized in other comprehensive income in the period in which they arise and are recorded as retained earnings.

Employee share-based payment
(17)	Employee share-based payment
A. (a)

For the equity-settled share-based payment arrangements, the employee services received are measured at the fair value of the equity instruments granted at the grant date, and are recognized as compensation cost over the vesting period, with a corresponding adjustment to equity. The fair value of the equity instruments granted shall reflect the impact of market vesting conditions. Compensation cost is subject to adjustment based on the service conditions that are expected to be satisfied and the estimates of the number of equity instruments that are expected to vest at each balance sheet date. Ultimately, the amount of compensation cost recognized is based on the number of equity instruments that eventually vest.

(b)	Whenever share options expire, the previous compensation costs recognized in “Capital surplus – Share options” are reclassified as “Capital surplus – Additional paid-in capital”.
B.	Restricted stocks:
(a)

Restricted stocks issued to employees are measured at the fair value of the equity instruments granted at the grant date subtracting the subscription price of NT$10 (in dollars), and are recognized as compensation cost over the vesting period. The Group has set the date when employees signed the agreement as the grant date of restricted stocks.

(b)

For restricted stocks where those stocks do not restrict distribution of dividends to employees and employees are not required to return the dividends received if they resign during the vesting period, the Group recognizes the fair value of the dividends received by the employees who are expected to resign during the vesting period as compensation cost at the date of dividend declaration.

(c)

For restricted stocks where employees have to pay to acquire those stocks, if employees resign during the vesting period, they must return the stocks to the Group and the Group must refund their payments on the stocks based on the original subscription price, the Group recognizes the payments from the employees who are expected to resign during the vesting period as liabilities at the grant date, and recognizes the payments from the employees who are expected to be eventually vested with the stocks in “Capital surplus – Restricted stocks”.

Income tax
(18)	Income tax
A.

The tax expense for the period comprises current and deferred tax. Tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or items recognized directly in equity, in which cases the tax is recognized in other comprehensive income or equity, respectively.

B.

The current income tax expense is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Company and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in accordance with applicable tax regulations. It establishes provisions where appropriate based on the amounts expected to be paid to the tax authorities.

C.

Deferred tax is recognized, using the balance sheet liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated balance sheet. However, the deferred tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred tax is provided on temporary differences arising on investments in subsidiaries, except where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred tax asset is realized or the deferred tax liability is settled.

D.

Deferred tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. At each balance sheet date, unrecognized and recognized deferred tax assets are reassessed.

E.

Current income tax assets and liabilities are offset and the net amount reported in the balance sheet when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. Deferred tax assets and liabilities are offset on the balance sheet when the entity has the legally enforceable right to offset current tax assets against current tax liabilities and they are levied by the same taxation authority on either the same entity or different entities that intend to settle on a net basis or realize the asset and settle the liability simultaneously.

F.

A deferred tax asset shall be recognized for the carryforward of unused tax credits resulting from research and development expenditures and employees’ training costs to the extent that it is possible that future taxable profit will be available against which the unused tax credits can be utilized.

Common shares
(19)	Common shares
A.	Common shares are classified as equity. Incremental costs directly attributable to the issue of new shares or stock options are shown in equity as a deduction, net of tax, from the proceeds.
B.

Where the Company repurchases the Company’s equity share capital that has been issued, the consideration paid, including any directly attributable incremental costs (net of income taxes) is deducted from equity attributable to the Company’s equity holders. Where such shares are subsequently reissued, the difference between their book value and any consideration received, net of any directly attributable incremental transaction costs and the related income tax effects, is included in equity attributable to the Company’s equity holders.

Revenue recognition
(20)	Revenue recognition

The Group’s revenue is comprised of up-front payments and milestone payments under authorization collaboration and development contracts, and sales-based royalty payment under royalty contracts.

A.

The Group’s authorization collaboration and development transactions generally authorizes intellectual property rights of the drug products to pharmaceutical companies. Though the Group will continuously provide research and development services on the drug products, pharmaceutical companies could make use of the research and development outcome at any time. Pharmaceutical companies pay a non-refundable up-front payment upon signing of the contracts, and make milestone payments upon each milestone achieved. Based on the Group’s assessment, the Group uses its proprietary drug delivery technologies to continue the research and development related services, which are unique such that pharmaceutical companies would have difficulty finding another service provider who offers the same services in terms of continuing research and development on the authorized drug products. The authorization and subsequent research and development services provided by the Group are bonded and highly interrelated and therefore not distinct and as such are accounted for as one performance obligation to be delivered over time. At the inception of an agreement that includes research and development milestone payments, the Group evaluates each milestone to determine when and how much of the milestone to be included in the transaction price. The Group first estimates the amount of the milestone payment that the Group could receive using the most likely amount approach. The Group primarily uses the most likely amount approach as that approach is generally most predictive for milestone payments with a binary outcome. Then, the Group considers whether any portion of that estimated amount is subject to the variable consideration constraint (that is, whether it is probable that a significant reversal of cumulative revenue would not occur upon resolution of the uncertainty.) The Group updates the estimate of variable consideration included in the transaction price at each reporting date which includes updating the assessment of the likely amount of consideration and the application of the constraint to reflect current facts and circumstances. The revenue is recognized based on the transaction price, excluding variable considerations considered not achievable, and the stage of completion, which is measured by the proportion of contract costs incurred for research and development services as of the financial reporting date to the estimated total research and development costs for the authorization collaboration and development contracts. As the Group’s inputs, including costs of Contract Research Organizations, Contract Manufacture Organizations, and medicines, which have direct relationship with the transfer of control of services to customers, the Group uses the cost incurred method to measure progress towards complete satisfaction of a performance obligation. The Group evaluates the measure of progress each reporting period and, if necessary, adjust the measure of performance and related revenue recognition. The customer pays at the time specified in the payment schedule. If the services rendered exceed the payment, a contract asset is recognized. If the payments exceed the services rendered, a contract liability is recognized. A contract liability is recognized as revenue through the performance obligation is satisfied over time.

B.

The Group also entered into contracts with customers, where the Group is entitled to a sales-based royalty in exchange for a license of manufacturing and the right to sell pharmaceutical products. In accordance with the contracts, the Group will not undertake any activities that will significantly affect the intellectual property to which the customer has rights. The nature of the Group’s promise in granting a license is a promise to provide a right to use the Group’s intellectual property and therefore the revenue is recognized when transferring the license to a customer at a point in time. The Group recognizes revenue at the later of when the performance obligation has been satisfied and the subsequent sale occurs.

C.

Given that the period between the transfer of promised services to customers and payment by customers exceed one year for authorization collaboration and development contracts, the transaction price is adjusted using the discount rate that would be reflected in a separate financing transaction between the Group and its customers at contract inception. The discount rate would reflect the credit characteristics of the Group receiving funding from financial institution.

Research and development costs
(21)	Research and development costs

Research and development costs that do not meet the criteria of internally generated intangible assets of IAS 38 “Intangible Assets” are expensed in the period in which it is incurred.

Government grants
(22)	Government grants

Government grants are recognized at their fair value only when there is reasonable assurance that the Group will comply with any conditions attached to the grants and the grants will be received. Government grants are recognized in profit or loss on a systematic basis over the periods in which the Group recognizes expenses for the related costs for which the grants are intended to compensate.

Operating segments
(23)	Operating segments

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The Group’s chief operating decision-maker is responsible for allocating resources and assessing performance of the operating segments.

Convenience translation into U.S. dollar amounts
(24)	Convenience translation into U.S. dollar amounts

The Group maintains its accounts and expresses its consolidated financial statements in New Taiwan dollars. For convenience purposes, U.S. dollar amounts presented in the accompanying consolidated financial statements have been translated from New Taiwan dollars to U.S. dollars at the noon buying rate in the City of New York for cable transfers as certified for customs purposes by the Federal Reserve Bank of New York as of December 31, 2018, which was NT$30.61 to US$1.00. These convenience translations should not be construed as representations that the New Taiwan dollar amounts have been, or could in the future be, converted into U.S. dollars at this or any other rate of exchange.